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<FILENAME>4Q2012TigerEye13F.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Tiger Eye Capital LLC

   Address:               101 Park Avenue, 21st Floor
                          New York, NY 10178

   Form 13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  John Raniolo
   Title:                 CFO and CCO
   Phone:                 (212) 883-3381

   Signature, Place, and Date of Signing:

     /s/ John Raniolo            New York, NY                02/13/13
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			32

Form 13F Information Value Total (thousands):		$113,563


List of Other Included Managers:			NONE

Form 13F-HR Information Table


				TITLE OF		    	VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER	VOTING AUTHORITY
	NAME OF ISSUER		CLASS		CUSIP	   	(x$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS SOLE    SHARED    NONE
-------------------- 		--------- 	--------- 	--------   -------- --- ---- ------- ---------- -------- -------- --------
ADT CORPORATION (THE) CMN	COM		00101J106	4226 	90900 	SH	Sole			90900 	0	0
ALTISOURCE PORTFOLIO SOL S.A.
CMN				COM		L0175J104	1930 	22271 	SH	Sole			22271 	0	0
ALTISOURCE RESIDENTIAL
CORP CMN CLASS B		COM		02153W100	666 	42018 	SH	Sole			42018 	0	0
APPLE, INC. CMN			COM		037833100	2724 	5118 	SH	Sole			5118 	0	0
CBS CORPORATION CMN CLASS B	COM		124857202	4578 	120314 	SH	Sole			120314 	0	0
CANADIAN PACIFIC RAILWAY LTD
CMN				COM		13645T100	5951 	58560 	SH	Sole			58560 	0	0
CONCHO RESOURCES INC. CMN	COM		20605P101	1710 	21221 	SH	Sole			21221 	0	0
DELEK US HLDGS INC CMN		COM		246647101	1891 	74689 	SH	Sole			74689 	0	0
EQUINIX INC CMN			COM		29444U502	6232 	30222 	SH	Sole			30222 	0	0
FIDELITY NATIONAL FINL CMN	COM		31620R105	6098 	258943 	SH	Sole			258943 	0	0
FIVE BELOW INC CMN		COM		33829M101	1036 	32326 	SH	Sole			32326 	0	0
FLEETCOR TECHNOLOGIES, INC. CMN	COM		339041105	537 	10000 	SH	Sole			10000 	0	0
GOOGLE, INC. CMN CLASS A	COM		38259P508	210 	297 	SH	Sole			297 	0	0
LIBERTY MEDIA CORPORATION
LIBERTY C CMN  CLASS A		COM		530322106	5564 	47960 	SH	Sole			47960 	0	0
MACQUARIE INFRASTRUCTURE
CO LL CMN			COM		55608B105	8027 	176191 	SH	Sole			176191 	0	0
MASTERCARD INCORPORATED CN
CLASS A				COM		57636Q104	5169 	10521 	SH	Sole			10521 	0	0
OCWEN FINANCIAL CORPORATION
CMN				COM		675746309	7973 	230514 	SH	Sole			230514 	0	0
PARKWAY PROPERTIES INC MD CMN	COM		70159Q104	700 	50000 	SH	Sole			50000 	0	0
PIONEER NATURAL RESOURCES CO
CMN				COM		723787107	367 	3445 	SH	Sole			3445 	0	0
PRICELINE.COM INC CMN		COM		741503403	2647 	4267 	SH	Sole			4267 	0	0
RAND LOGISTICS INC CMN		COM		752182105	84 	12960 	SH	Sole			12960 	0	0
RYMAN HOSPITALITY PPTYS INC CMN	COM		78377T107	4445 	115579 	SH	Sole			115579 	0	0
SANDSTORM GOLD LTD. CMN		COM		80013R206	218 	18450 	SH	Sole			18450 	0	0
SHERWIN-WILLIAMS CO CMN		COM		824348106	6237 	40545 	SH	Sole			40545 	0	0
SIX FLAGS ENTERTAINMENT
CORPOR*ATION CMN		COM		83001A102	2825 	46168 	SH	Sole			46168 	0	0
TJX COMPANIES INC (NEW) CMN	COM		872540109	4897 	115367 	SH	Sole			115367 	0	0
TIME WARNER INC. CMN		COM		887317303	4123 	86200 	SH	Sole			86200 	0	0
TRANSDIGM GROUP INCORPORATED
CMN				COM		893641100	4902 	35951 	SH	Sole			35951 	0	0
VAIL RESORTS, INC. CMN		COM		91879Q109	1969 	36398 	SH	Sole			36398 	0	0
VIRGIN MEDIA INC CMN		COM		92769L101	4336 	117979 	SH	Sole			117979 	0	0
VISA INC. CMN CLASS A		COM		92826C839	6876 	45359 	SH	Sole			45359 	0	0
WYNDHAM WORLDWIDE CORP. CMN	COM		98310W108	4415 	82974 	SH	Sole			82974 	0	0